Segment Reporting	12 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 24 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. All of the Company’s operating facilities and long-lived assets are in China, although the Company sells its products across different geographic regions. Based on management’s assessment, the Company has determined that it has only one operating segment as defined by ASC 280.

The following table presents revenues by geographic areas for the years ended September 30, 2024, 2023 and 2022, respectively.

	September 30, 2024		September 30, 2023		September 30, 2022
Country/Region	Revenue Amount (In USD)	As % of Revenue	Revenue Amount (In USD)	As % of Revenue	Revenue Amount (In USD)	As % of Revenue
Mainland China	$29,956,914	92%	$52,121,372	91%	$96,449,118	92%
Hong Kong and Taiwan	2,395,542	7%	5,404,328	9%	8,948,112	8%
Others	110,757	1%	-	-%	19,516	-%
Total	$32,463,213	100%	$57,525,700	100%	$105,416,746	100%